Summary of Significant Accounting Policies (Details) - Schedule of Interest Income and Others Recognized - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Interest Income and Others Recognized [Abstract]
Interests on bank deposits	$ 1,830	$ 314	$ 10
Interests on customers’ overdue	36,838	47,001	60,828
Government subsidies		50,822
Sundry income	5,259	3,336	3,342
Interest income and others	$ 43,927	$ 101,473	$ 64,180